INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 982	$ 1,162
Acquisitions	5	6
Amortization	(8)	(12)
Impairment losses	0	(18)
Foreign currency translation	12	30
Impact of deconsolidation due to loss of control and other	0	(186)
Balance, end of period	$ 991	$ 982